RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
RECEIVABLES AND OTHER CURRENT ASSETS
RECEIVABLES AND OTHER CURRENT ASSETS

5.RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of December 31, 2017 is detailed in the table below:

	December 31, 2017	December 31, 2016
Sales taxes receivable	143	17
Interest receivable	16	9
Other current assets	83	116

	242	142

Other current assets is comprised of prepaid expenses.